Leases (Tables)	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Lease Income
Lease income for fiscal 2020 and 2021 are as follows:

	Millions of yen
	Fiscal Year ended March 31, 2020	Fiscal Year ended March 31, 2021
Lease income – net investment in leases
Interest income	¥72,663	¥69,718
Other	2,412	2,113
Lease income – operating leases*	430,665	397,065

Total lease income	¥505,740	¥468,896

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥30,154 million and ¥15,459 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥20,918 million and ¥10,899 million for fiscal year 2020 and 2021, respectively.

Net investment in lease direct financing and sales type
Net investment in leases at March 31, 2020 and 2021 consists of the following:

	Millions of yen	Millions of yen
	March 31, 2020	March 31, 2021
Lease receivables	¥1,049,409	¥998,050
Unguaranteed residual value	27,868	29,245
Initial direct costs	3,687	2,223

Total	¥1,080,964	¥1,029,518

Investment in Operating Leases
Investment in operating leases at March 31, 2020 and 2021 consists of the following:

	Millions of yen
	2020	2021
Transportation equipment	¥1,305,908	¥1,364,559
Measuring and information-related equipment	287,301	307,010
Real estate	305,981	291,917
Other	32,119	43,507

	1,931,309	2,006,993
Accumulated depreciation	(678,245)	(741,022)

Net	1,253,064	1,265,971
Right-of-use assets	121,553	114,268
Accrued rental receivables	25,384	28,259
Allowance for doubtful receivables on operating leases*	0	(309)

Total	¥1,400,001	¥1,408,189

*
Credit Losses Standard has been adopted since April 1, 2020, and the allowance for doubtful accrued rental receivables on operating leases, which was previously recorded in allowance for doubtful receivables on finance leases and probable loan losses, has been reclassified to the balance of investment in operating leases.

Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Lease
Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for fiscal 2020 and 2021 are as follows:

	Millions of yen
	2020	2021
Depreciation expenses	¥209,586	¥217,212
Various expenses	80,018	78,416

Total	¥289,604	¥295,628

Lease Receivables of the Operating Lease Contracts
Remaining lease receivables of net investment in leases (including residual value guarantees) range up to 28 years at March 31, 2021. Remaining lease receivables of the operating lease contracts range up to 60 years at March 31, 2021. At March 31, 2021, the amounts due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending March 31,	Net investment in leases	Operating leases
2022	¥422,309	¥309,912
2023	275,941	197,837
2024	179,308	131,063
2025	108,799	80,549
2026	61,469	43,921
Thereafter	70,851	117,232

Total lease payments	1,118,677	¥880,514

Less imputed interest	(120,627)

Total lease receivables	¥998,050

Component of Lease Expense
The component of lease expense for fiscal 2020 and 2021 are as follows:

	Millions of yen	Millions of yen
	Year ended March 31, 2020	Year ended March 31, 2021
Finance lease cost
Depreciation expenses of right-of-use assets	¥743	¥359
Interest expenses of lease liabilities	302	131

	1,045	490

Operating lease cost	42,427	42,964
Short-term lease cost	2,633	3,347
Variable lease cost	948	230
Sublease income	(3,688)	(4,142)

Total	¥43,365	¥42,889

Cash Flow Information Related To Lease
Supplemental cash flow information related to leases for fiscal 2020 and 2021 are as follows:

	Millions of yen
	Year Ended March 31, 2020
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥302	¥44,610
Cash flows from financing activities	494	0

Right-of-use assets obtained in exchange for lease liabilities:	¥531	¥39,775

	Millions of yen
	Year Ended March 31, 2021
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥131	¥41,680
Cash flows from financing activities	674	0

Right-of-use assets obtained in exchange for lease liabilities:	¥228	¥55,344

Balance Sheet Information Related to Lessee Leases	Supplemental balance sheet information related to lessee leases at March 31, 2020 and 2021 are as follows:

	Millions of yen, except lease term and discount rate
	March 31, 2020
	Finance leases	Operating leases
Investment in Operating Leases	¥0	¥121,553
Property under Facility Operations	2,241	73,226
Office Facilities	8	75,381

Total right-of-use assets	2,249	270,160

Other Liabilities	2,840	266,790

Total lease liabilities	¥2,840	¥266,790

Weighted average remaining lease term	9years	13years

Weighted average discount rate	3.0%	1.1%

	Millions of yen, except lease term and discount rate
	March 31, 2021
	Finance leases	Operating leases
Investment in Operating Leases	¥257	¥114,011
Property under Facility Operations	1,990	69,291
Office Facilities	487	108,717

Total right-of-use assets	2,734	292,019

Other Liabilities	3,417	289,890

Total lease liabilities	¥3,417	¥289,890

Weighted average remaining lease term	7years	12years

Weighted average discount rate	4.4%	1.1%

Operating And Finance Lease Liability Maturity
At March 31, 2021, the amounts of lease liabilities related to lessee leases due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending March 31,	Finance leases	Operating leases
2022	¥869	¥47,926
2023	676	38,281
2024	596	32,513
2025	540	29,881
2026	254	25,483
Thereafter	698	134,119

Total lease payments	3,633	308,203

Less imputed interest	(216)	(18,313)

Total lease liabilities	¥3,417	¥289,890